HATNSWORTH SINKLER BOYD, P.A.
                         Attorneys and Counselors at Law
                    1201 Main Street, 22nd Floor (29201-3226)
                       Post Office Box 11889 (29211-1889)
                            Columbia, South Carolina
                             Telephone 803.779.3080
                             Facsimile 803.765.1243
                           website www.hsblawfirm.com

                                                             George S. King, Jr.
                                               Direct Dial Number (803) 540-7818
                                                      Email gking@hsblawfirm.com

                                November 10, 2008

VIA EDGAR

Jessica Livingston, Esquire
Senior Counsel
Division of Corporation Finance
United States Securities and Exchange Commission
Mail Stop 4561
Washington, D.C.  20549

Re:                 GrandSouth Bancorporation
                     Preliminary Proxy filed October 30, 2008
                     File No. 000-31937

Dear Ms. Livingston:

     We are filing a revised Preliminary Proxy Statement in which we believe we have addressed all of the comments in your letter of November 7, 2008. We have the following responses to your comments:

1. Discuss why you plan to participate in the Capital Purchase Program or are considering participating.

     Response: The requested disclosure is set forth in the third and fourth paragraphs under the caption "Purpose of the Meeting - Reasons for the Amendment" on pages 1 and 2 of the Preliminary Proxy Statement.

2.   Disclose   whether  you  have  applied  to   participate  in  the  Treasury
     Department's Capital Purchase Program and describe the status of your application.

     Response: The requested disclosure is set forth in the third paragraph under the caption "Purpose of the Meeting - Reasons for the Amendment" on page 2 of the Preliminary Proxy Statement.

3. Disclose the material terms of your participation in the Capital Purchase Program. Describe the material terms of the securities and warrants you will issue to the Treasury Department.

Jessica Livingston, Esquire
November 10, 2008
Page 2

     Response: The requested disclosure is set forth under the caption "Description of Capital Stock and Capital Purchase Program - Proposed Issuance of Senior Preferred Stock," and "--Additional Terms of Participation in the Capital Purchase Program" on pages 9-11 of the Preliminary Proxy Statement.

4. Disclose the estimated proceeds of your proposed sale of securities to the Treasury Department and disclose how you expect to use them.

     Response: The requested disclosure relating to estimated proceeds is set forth under the caption "Description of Capital Stock and Capital Purchase Program - Proposed Issuance of Senior Preferred Stock," in the penultimate sentence of the introductory paragraph to that section on page 9 of the Preliminary Proxy Statement. The requested disclosure relating to expected use of the proceeds is set forth in the fourth paragraph under the caption "Purpose of the Meeting - Reasons for the Amendment" on page 2 of the Preliminary Proxy Statement, and under the caption "Description of Capital Stock and Capital Purchase Program - Impact of Participation in the Capital Purchase Program - Use of Proceeds" on page 12 of the Proxy Statement.

5.   Please discuss how your  participation in the Capital Purchase Program may:

     o    impact  the  holders  of  any  outstanding   senior  classes  of  your
          securities;

     Response: The Company does not have any outstanding senior classes of securities.

     o    impact the rights of your existing common shareholders;

     Response: The requested disclosure is set forth under the caption "Description of Capital Stock and Capital Purchase Program - Impact of Participation in the Capital Purchase Program - Rights of Existing Common Shareholders" on page 12 of the Proxy Statement.

     o    dilute the interests of your existing common shareholders;

     Response: The requested disclosure is set forth under the caption "Description of Capital Stock and Capital Purchase Program - Impact of Participation in the Capital Purchase Program - Dilution of Common Shareholders" on page 12 of the Proxy Statement.

Jessica Livingston, Esquire
November 10, 2008
Page 3


     o require you to expand your board of directors to accommodate Treasury Department appointments to it;

     Response: The requested disclosure is set forth under the caption "Description of Capital Stock and Capital Purchase Program -Proposed Issuance of Senior Preferred Stock - Preferences, Limitations and Relative Rights of the Senior Preferred Stock - Voting Rights" (last two sentences) on page 10 of the Preliminary Proxy Statement.

     o require you to register for resale securities you have issued to the Treasury Department;

     Response: The requested disclosure is set forth under the caption "Description of Capital Stock and Capital Purchase Program - Additional terms of Participation in the Capital Purchase Program - Registration Rights" on page 10 of the Preliminary Proxy Statement, and under the caption "--Impact of Participation in the Capital Purchase Program - Registration Rights" on page 12 of the Proxy Statement.

     o    impact how you operate your  company,  for  example,  how the terms of
          participation   will  require  you  to   restructure   your  executive
          compensation arrangements.

     Response: The requested disclosure is set forth under the caption "Description of Capital Stock and Capital Purchase Program - Additional Terms of Participation in the Capital Purchase Program -- Executive Compensation" on page 11 of the Preliminary Proxy Statement, and under the caption " -- Impact of Participation in the Capital Purchase Program - Company Operations" on page 13 of the Proxy Statement.

6. Disclose, if true, that the Treasury Department is not obligated to accept your application to participate in the Capital Purchase Program and that the estimated proceeds of your proposed sale of securities to the Treasury Department are not guaranteed.

     Response: The requested disclosure is set forth in the fifth paragraph under the caption "Purpose of the Meeting - Reasons for the Amendment" on page 2 of the Preliminary Proxy Statement.

Jessica Livingston, Esquire
November 10, 2008
Page 4


7. Discuss any material effect on your liquidity, capital resources or results of operations if the proposal is approved and the Treasury Department denies your application.

     Response: The requested disclosure is set forth in the fourth and fifth paragraphs under the caption the caption "Purpose of the Meeting - Reasons for the Amendment" on page 2 of the Preliminary Proxy Statement.

8. Disclose whether you will modify any plans or contracts to comply with limits on executive compensation established by Section 111 of the Emergency Economic Stabilization Act of 2008.

     Response: The requested disclosure is set forth under the caption "Description of Capital Stock and Capital Purchase Program -- Impact of Participation in the Capital Purchase Program - Company Operations" on page 13 of the Proxy Statement.

9.   Revise to include a  Beneficial  Ownership  table as  required by Item 6 of schedule 14A of the proxy rules.

     Response: The requested disclosure was provided under the caption "Security Ownership of Certain Beneficial Owners and Management" on pages 7 and 8 of the Preliminary Proxy Statement as originally filed, and is also included at the same location in this revised Preliminary Proxy Statement.

Financial Statements

10. Item 13 of Schedule 14A requires you to include financial information in your proxy statement if you are seeking authorization to issue common or preferred stock under certain circumstances. We note that you have not included financial information in your proxy statement.

     Response: As set forth under the caption "Information Incorporated by Reference," on pages 13 and 14 of the Preliminary Proxy Statement as originally filed (pages 15 and 16 of the revised version), and as permitted by Item 13(b)(2) and (c) of Schedule 14A, the required financial statements are being incorporated by reference to portions of the Company's Annual
     Report to Shareholders, which are filed as Exhibit 13 to its 2007 Annual Report on Form 10-K, and to the Company's Quarterly Report on Form 10-Q for the quarter ended June 30, 2008. As also set forth under that caption, as required by Item 13(b)(2) of Schedule 14A, the Annual Report to Shareholders and the Form 10-Q will be delivered to shareholders with the definitive Proxy Statement. The required financial information was filed as

Jessica Livingston, Esquire
November 10, 2008
Page 5


     Exhibit 99 to the Preliminary Proxy Statement as originally filed and is also included as Exhibit 99 to the revised Preliminary Proxy Statement.

11. Please explain to us why you believe financial statements are not material in connection with issuing the warrants to purchase comment stock. See Note A to Schedule 14A and Instruction 1 to Item 13(a) of Schedule 14A.

     Response: Please see response to Question 10 above.

12. If you expect the proceeds of the sale of securities to the Treasury Department to have a material impact on your financial statements, you may provide a discussion of the pro forma effect rather than pro forma financial statements. In your discussion, please address the impact of both the minimum and maximum estimated proceeds.

     Response: The requested disclosure has been provided under the caption "Description of Capital Stock and Capital Purchase Program - Impact of Participation in the Capital Purchase Program - Capital" on page 13 of the Proxy Statement.

     Please call me at (803) 540-7818 or email me at gking@hsblawfirm.com, or my partner Suzi Clawson at (803) 540-7819, sclawson@hsblawfirm.com if you have questions or need further information. You may also reach either of us by facsimile at (803) 765-1243.


                                                     Very truly yours,

                                                     s/George S. King, Jr.
                                                     ---------------------------
                                                     George S. King, Jr.

Enclosures
GSK/pd